The RBB Fund, Inc.

(the “Company”)

Bear Stearns CUFS MLP Mortgage Portfolio

Supplement

Dated April 24, 2008 to Prospectus Dated December 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION

WITH THE PROSPECTUS.

1. Change in Control of the Adviser

On March 16, 2008, JPMorgan Chase & Co. (“JPMC”) announced that it had agreed to acquire The Bear Stearns Companies Inc. (“Bear Stearns”). Bear Stearns Asset Management Inc. (the “Adviser”), a Bear Stearns subsidiary, serves as investment adviser to the Company’s Bear Stearns CUFS MLP Mortgage Portfolio (the “Portfolio”). Under the Agreement and Plan of Merger between JPMC and Bear Stearns and subject to certain conditions, JPMC is entitled as of the date of the Agreement and Plan of Merger to oversee the business, operations and management of the Adviser at the reasonable discretion of JPMC. The acquisition is subject to approval by the Bear Stearns shareholders. There is no assurance, however, that the Bear Stearns shareholders will approve the acquisition or that the acquisition will be completed.

JPMC and Bear Stearns have advised the Company that they believe that by virtue of certain of its terms and conditions, the execution and delivery of the Agreement and Plan of Merger may be deemed to have resulted in a change in control of the Adviser. This change in control constituted an “assignment” (as defined in the Investment Company Act of 1940) of the existing Investment Advisory Agreement between the Portfolio and the Adviser, resulting in its automatic termination. Pursuant to a no-action letter issued by the Securities and Exchange Commission to JPMC and the Adviser on March 16, 2008, the Adviser was permitted to continue to serve as investment adviser to the Portfolio for a 10-day period following the change in control, provided that the Board of Directors of the Company (the “Board”) promptly took action to approve an interim advisory agreement with the Adviser pursuant to certain provisions of the Investment Company Act of 1940. On March 26, 2008, the Board approved, and the Portfolio entered into, an Interim Investment Advisory Agreement with the Adviser (the “Interim Agreement”) that is identical in all material respects to the Portfolio’s terminated Investment Advisory Agreement with the Adviser except that (1) the Interim Agreement will continue until the earlier of August 24, 2008 or the effective date of a new investment advisory agreement approved by the shareholders of the Portfolio and (2) the Interim Agreement may be terminated by the Portfolio or its shareholders on 10 days prior written notice to the Adviser.

The Portfolio will seek shareholder approval of a new investment advisory agreement between the Portfolio and the Adviser. It is expected that the new investment advisory agreement will contain substantially the same terms and conditions as the Portfolio’s terminated Investment Advisory Agreement with the Adviser.

On April 8, 2008, pursuant to the terms of a share exchange agreement, JPMC acquired 95,000,000 shares of Bear Stearns’ common stock, representing 39.5% of Bear Stearns’ outstanding common stock, in exchange for the issuance by JPMC to Bear Stearns of 20,665,350 shares of JPMC’s common stock. As a result of this share exchange and JPMC’s acquisition of additional shares of Bear Stearns’ common stock on the open market, JPMC has reported that as of April 14, 2008 it beneficially owns 119,855,914 shares or 49.8% of Bear Stearns’ outstanding common stock.

2. Revision to Fees and Expenses of the Portfolio Table

The “Expenses and Fees” table and “Expense Example” on page 9 of the Prospectus is hereby replaced with the following:

Fees and Expenses of the Portfolio

As a shareholder, you pay certain fees and expenses. Total annual Portfolio operating expenses are paid out of Portfolio assets and are reflected in the Portfolio’s price. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Management Fees	0.48%
Distribution (12b-1) Fees	None
Other Expenses (1)	0.47%
Total Annual Portfolio Operating Expenses (2)	0.95%

(1)	Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges.
(2)

The Adviser is voluntarily waiving a portion of its advisory fee and/or reimbursing certain expenses to the extent necessary to limit total annual Portfolio operating expenses to 0.60% of the Portfolio’s average daily net assets. These waivers and/or reimbursements may be terminated by the Adviser at any time.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Portfolio remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$61	$268	$491	$1,134

Please keep this Prospectus Supplement with your records.

The RBB Fund, Inc.

(the “Company”)

Bear Stearns Ultra Short Income Fund

Supplement

Dated April 24, 2008 to Prospectus Dated December 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION

WITH THE PROSPECTUS.

On March 16, 2008, JPMorgan Chase & Co. (“JPMC”) announced that it had agreed to acquire The Bear Stearns Companies Inc. (“Bear Stearns”). Bear Stearns Asset Management Inc. (the “Adviser”), a Bear Stearns subsidiary, serves as investment adviser to the Company’s Bear Stearns Ultra Short Income Fund (the “Fund”). Under the Agreement and Plan of Merger between JPMC and Bear Stearns and subject to certain conditions, JPMC is entitled as of the date of the Agreement and Plan of Merger to oversee the business, operations and management of the Adviser at the reasonable discretion of JPMC. The acquisition is subject to approval by the Bear Stearns shareholders. There is no assurance, however, that the Bear Stearns shareholders will approve the acquisition or that the acquisition will be completed.

JPMC and Bear Stearns have advised the Company that they believe that by virtue of certain of its terms and conditions, the execution and delivery of the Agreement and Plan of Merger may be deemed to have resulted in a change in control of the Adviser. This change in control constituted an “assignment” (as defined in the Investment Company Act of 1940) of the existing Investment Advisory Agreement between the Fund and the Adviser, resulting in its automatic termination. Pursuant to a no-action letter issued by the Securities and Exchange Commission to JPMC and the Adviser on March 16, 2008, the Adviser was permitted to continue to serve as investment adviser to the Fund for a 10-day period following the change in control, provided that the Board of Directors of the Company (the “Board”) promptly took action to approve an interim advisory agreement with the Adviser pursuant to certain provisions of the Investment Company Act of 1940. On March 26, 2008, the Board approved, and the Fund entered into, an Interim Investment Advisory Agreement with the Adviser (the “Interim Agreement”) that is identical in all material respects to the Fund’s terminated Investment Advisory Agreement with the Adviser except that (1) the Interim Agreement will continue until the earlier of August 24, 2008 or the effective date of a new investment advisory agreement approved by the shareholders of the Fund and (2) the Interim Agreement may be terminated by the Fund or its shareholders on 10 days prior written notice to the Adviser.

The Fund will seek shareholder approval of a new investment advisory agreement between the Fund and the Adviser. It is expected that the new investment advisory agreement will contain substantially the same terms and conditions as the Fund’s terminated Investment Advisory Agreement with the Adviser.

On April 8, 2008, pursuant to the terms of a share exchange agreement, JPMC acquired 95,000,000 shares of Bear Stearns’ common stock, representing 39.5% of Bear Stearns’ outstanding common stock, in exchange for the issuance by JPMC to Bear Stearns of 20,665,350 shares of JPMC’s common stock. As a result of this share exchange and JPMC’s acquisition of additional shares of Bear Stearns’ common stock on the open market, JPMC has reported that as of April 14, 2008 it beneficially owns 119,855,914 shares or 49.8% of Bear Stearns’ outstanding common stock.

Please keep this Prospectus Supplement with your records.